PORTFOLIO OF INVESTMENTS
Columbia Multi-Sector Municipal Income ETF
July 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
| 1
Municipal Bonds 97 .3%
Issue
Description
Principal
Amount ($) Value ($)
Alabama 1.0%
County of Jefferson AL Sewer Revenue
Series E
Revenue Bonds
0.000%, 10/01/33
(a)
250,000 118,188
Health Care Authority of The City of
Huntsville (The)
Series B1
Revenue Bonds
5.000%, 06/01/38 400,000 518,168
UAB Medicine Finance Authority, Series B
Revenue Bonds
5.000%, 09/01/35 235,000 284,056
4.000%, 09/01/36 275,000 314,746
Total Alabama 1,235,158
Alaska 0.1%
Borough of Matanuska-Susitna
Revenue Bonds
5.000%, 09/01/32 100,000 117,433
Arizona 1.6%
Arizona Health Facilities Authority, Series A
Revenue Bonds
5.000%, 12/01/39 225,000 257,213
5.000%, 01/01/44 335,000 369,941
Arizona Industrial Development Authority
Series A
Revenue Bonds
3.000%, 02/01/45 110,000 118,815
City of Mesa AZ Utility System Revenue
Revenue Bonds
3.250%, 07/01/29 150,000 162,349
City of Phoenix Civic Improvement Corp.
Series B
Revenue Bonds
4.000%, 07/01/28 150,000 166,521
Maricopa County Industrial Development
Authority, Series A
Revenue Bonds
5.000%, 01/01/35 205,000 251,023
4.000%, 01/01/38 220,000 252,595
State of Arizona
Series A
Revenue Bonds
5.000%, 10/01/28 250,000 324,110
Total Arizona 1,902,567
California 0.1%
Department of Veterans Affairs Veteran's
Farm & Home Purchase Program
Series A
Revenue Bonds
2.100%, 12/01/35 150,000 153,702
Colorado 2.9%
City & County of Denver
Revenue Bonds
5.000%, 10/01/32 100,000 106,073
City & County of Denver CO Airport System
Revenue, Series A
Revenue Bonds
5.000%, 12/01/26 270,000 330,331
5.000%, 12/01/27 160,000 200,811
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.000%, 11/15/29 325,000 402,477
5.000%, 12/01/29 285,000 364,943
5.000%, 12/01/30 150,000 199,852
Colorado Health Facilities Authority
Revenue Bonds
4.000% 08/01/38, Series A-1 225,000 267,437
5.000% 11/01/39, Series A 180,000 231,484
5.000% 08/01/44, Series A-2 200,000 251,758
E-470 Public Highway Authority
Series A
Revenue Bonds
0.000%, 09/01/34
(a)
140,000 110,204
Regional Transportation District
Revenue Bonds
5.000%, 06/01/26 260,000 304,809
5.000%, 06/01/27 165,000 191,734
State of Colorado, Series A
Revenue Bonds
5.000%, 12/15/33 150,000 201,222
3.000%, 12/15/37 250,000 282,257
Total Colorado 3,445,392
Connecticut 3.4%
Connecticut Housing Finance Authority
Series A-1
Revenue Bonds
2.875%, 11/15/30 100,000 105,851
Connecticut State Health & Educational
Facilities Authority
Revenue Bonds
5.000% 07/01/32, Series A 320,000 412,412
5.000% 07/01/33, Series A 235,000 305,704
5.000% 07/01/35, Series A 150,000 194,058
4.000% 07/01/38, Series A 200,000 232,716
5.000% 07/01/42, Series J 150,000 155,870
5.000% 12/01/45 275,000 327,965
State of Connecticut Clean Water Fund -
State Revolving Fund
Series A
Revenue Bonds
5.000%, 03/01/27 225,000 263,257
State of Connecticut Special Tax Revenue
Revenue Bonds
5.000% 09/01/26, Series A 225,000 276,478
5.000% 08/01/28, Series A 150,000 177,564
5.000% 01/01/29, Series A 340,000 433,361
5.000% 09/01/30, Series A 135,000 165,280
5.000% 10/01/31, Series B 125,000 160,785
5.000% 05/01/33, Series A 300,000 406,434
5.000% 09/01/34, Series A 175,000 199,689
4.000% 05/01/36, Series A 185,000 228,900
Total Connecticut 4,046,324
Delaware 0.6%
Delaware State Health Facilities Authority,
Series A
Revenue Bonds
4.000%, 07/01/40 200,000 229,768
5.000%, 10/01/40 215,000 276,255
5.000%, 10/01/45 125,000 159,954
Total Delaware 665,977

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
July 31, 2021 (Unaudited)
2 |
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
District of Columbia 1.5%
District of Columbia
Revenue Bonds
4.000% 07/15/40 130,000 146,961
District of Columbia
5.000% 10/15/25, Series A 125,000 149,304
District of Columbia Water & Sewer
Authority
Series A
Revenue Bonds
5.000%, 10/01/29 250,000 301,837
Metropolitan Washington Airports Authority
Aviation Revenue
Revenue Bonds
5.000% 10/01/29, Series A 125,000 142,876
5.000% 10/01/30 200,000 250,598
5.000% 10/01/33, Series A 250,000 338,238
Metropolitan Washington Airports Authority
Dulles Toll Road Revenue
Revenue Bonds
0.000% 10/01/30, Series B
(a)
130,000 114,316
0.000% 10/01/37, Series A
(a)
500,000 304,000
Total District of Columbia 1,748,130
Florida 5.3%
Alachua County Health Facilities Authority
Series B-1
Revenue Bonds
5.000%, 12/01/34 150,000 194,325
Brevard County Health Facilities Authority
Revenue Bonds
4.000%, 04/01/36 140,000 153,143
Capital Trust Agency, Inc.
Series A
Revenue Bonds
5.250%, 12/01/43
(b)
150,000 179,038
City of Gainesville FL Utilities System
Revenue, Series A
Revenue Bonds
5.000%, 10/01/28 125,000 157,027
5.000%, 10/01/32 125,000 156,568
County of Miami-Dade FL Aviation Revenue
Revenue Bonds
5.000% 10/01/32 205,000 233,001
5.000% 10/01/32, Series A 250,000 284,147
County of Miami-Dade FL Water & Sewer
System Revenue
Revenue Bonds
5.250% 10/01/22, Series B 210,000 222,514
5.000% 10/01/25 315,000 375,578
Escambia County Health Facilities
Authority
Series A
Revenue Bonds
4.000%, 08/15/45 250,000 292,173
Florida Municipal Power Agency
Series A
Revenue Bonds
5.000%, 10/01/28 350,000 426,160
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Greater Orlando Aviation Authority, Series
A
Revenue Bonds
5.000%, 10/01/26 260,000 317,262
5.000%, 10/01/27 255,000 319,732
4.000%, 10/01/35 275,000 329,698
Hillsborough County School Board
Revenue Bonds
5.000%, 07/01/29 150,000 194,280
JEA Water & Sewer System Revenue
Series A
Revenue Bonds
5.000%, 10/01/29 150,000 190,171
North Broward Hospital District
Series B
Revenue Bonds
5.000%, 01/01/35 200,000 244,598
Orange County Health Facilities Authority,
Series A
Revenue Bonds
5.000%, 10/01/37 100,000 121,943
5.000%, 10/01/39 100,000 121,653
Palm Beach County School District
Revenue Bonds
5.000% 08/01/28, Series B 170,000 218,474
5.000% 08/01/30, Series D 150,000 176,365
School Board of Miami-Dade County (The),
Series A
Revenue Bonds
5.000%, 05/01/30 195,000 226,139
5.000%, 05/01/32 135,000 156,934
School District of Broward County
Series A
Revenue Bonds
5.000%, 07/01/34 250,000 328,715
South Broward Hospital District
Series A
Revenue Bonds
3.500%, 05/01/39 200,000 220,808
South Florida Water Management District
Revenue Bonds
5.000%, 10/01/33 150,000 179,165
Volusia County School Board
Series B
Revenue Bonds
5.000%, 08/01/30 200,000 227,348
Total Florida 6,246,959
Georgia 2.2%
Brookhaven Development Authority
Series A
Revenue Bonds
4.000%, 07/01/44 190,000 224,574
City of Atlanta GA Airport Passenger
Facility Charge
Series C
Revenue Bonds
5.000%, 07/01/36 200,000 259,736
City of Atlanta GA Water & Wastewater
Revenue
Revenue Bonds
5.000%, 11/01/27 190,000 223,419

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
July 31, 2021 (Unaudited)
| 3
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.750%, 11/01/29 200,000 277,230
George L Smith II Congress Center
Authority
Series A
Revenue Bonds
2.375%, 01/01/31 200,000 216,860
Gwinnett County School District
5.000%, 02/01/27 200,000 232,918
Municipal Electric Authority of Georgia
Series A
Revenue Bonds
5.000%, 01/01/28 200,000 241,854
State of Georgia
4.000% 02/01/26, Series A-2 215,000 235,767
5.000% 02/01/28, Series A-2 350,000 436,506
5.000% 07/01/28, Series F 200,000 248,676
Total Georgia 2,597,540
Hawaii 0.9%
State of Hawaii
5.000% 08/01/26, Series EO 200,000 228,582
5.000% 10/01/27, Series FH 150,000 184,101
State of Hawaii Airports System Revenue
Revenue Bonds
5.250% 08/01/26 150,000 164,441
5.000% 07/01/33, Series A 350,000 455,938
Total Hawaii 1,033,062
Idaho 0.1%
Idaho Health Facilities Authority
Series A
Revenue Bonds
5.000%, 03/01/44 120,000 132,763
Illinois 8.2%
Chicago Board of Education
0.000% 12/01/29, Series A
(a)
185,000 159,836
5.000% 12/01/30, Series A 150,000 194,792
0.000% 12/01/31, Series A
(a)
250,000 203,995
0.000% 12/01/31, Series B-1
(a)
220,000 179,491
5.250% 12/01/35, Series C 130,000 146,726
5.000% 12/01/38, Series A 200,000 257,878
5.250% 12/01/39, Series C 235,000 264,305
5.000% 12/01/42, Series A 200,000 209,733
Chicago Housing Authority
Series A
Revenue Bonds
5.000%, 01/01/32 180,000 215,755
Chicago Midway International Airport
Series A
Revenue Bonds
5.000%, 01/01/30 500,000 553,010
Chicago O'Hare International Airport
Revenue Bonds
5.000% 01/01/28, Series B 325,000 376,200
5.000% 01/01/29, Series C 200,000 238,754
5.000% 01/01/33, Series A 300,000 343,137
5.000% 01/01/33, Series B 330,000 403,105
5.000% 01/01/34, Series B 355,000 433,104
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
City of Chicago IL Wastewater
Transmission Revenue
Series C
Revenue Bonds
5.000%, 01/01/24 230,000 255,396
Cook Kane Lake & McHenry Counties
Community College District No 512
4.000%, 12/15/29 180,000 220,594
Illinois Finance Authority
Revenue Bonds
4.000% 01/01/25 340,000 383,517
5.000% 07/01/28 115,000 142,207
5.000% 08/15/33, Series A 250,000 331,923
4.125% 11/15/37, Series A 235,000 266,457
4.000% 01/01/40, Series A 275,000 315,018
4.000% 08/15/41, Series A 350,000 423,685
5.000% 08/15/43 150,000 157,087
5.000% 01/01/44, Series A 300,000 370,431
4.125% 05/01/45 200,000 224,761
Illinois State Toll Highway Authority
Revenue Bonds
5.000% 01/01/30, Series B 115,000 152,866
5.000% 01/01/31, Series C 150,000 198,384
4.000% 12/01/31, Series A 210,000 239,217
5.000% 12/01/31, Series A 255,000 304,330
Metropolitan Pier & Exposition Authority
Revenue Bonds
0.000% 12/15/29, Series A
(a)
160,000 137,975
0.000% 06/15/30, Series A
(a)
415,000 352,924
0.000% 12/15/41, Series B
(a)
280,000 172,553
Northern Illinois Municipal Power Agency
Series A
Revenue Bonds
4.000%, 12/01/32 200,000 232,250
State of Illinois
4.000% 06/01/33 100,000 113,773
4.000% 03/01/39, Series A 200,000 237,964
Will County Community High School
District No 210 Lincoln-Way
Series B
0.000%, 01/01/31
(a)
300,000 236,319
Total Illinois 9,649,452
Indiana 0.8%
City of Anderson
Revenue Bonds
6.000%, 10/01/42 150,000 154,924
Indiana Finance Authority
Revenue Bonds
3.000% 11/01/30, Series A 150,000 165,486
4.000% 11/01/33, Series C 100,000 117,999
5.000% 12/01/35, Series A 150,000 174,749
5.000% 06/01/39, Series A 225,000 231,026
Indiana Municipal Power Agency
Series A
Revenue Bonds
5.000%, 01/01/34 100,000 126,330
Total Indiana 970,514

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
July 31, 2021 (Unaudited)
4 |
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Iowa 0.2%
Iowa Finance Authority
Series A
Revenue Bonds
5.000%, 05/15/43 160,000 186,944
Kansas 0.2%
Kansas Development Finance Authority
Series A
Revenue Bonds
5.000%, 05/01/28 190,000 205,778
Kentucky 1.3%
County of Christian
Revenue Bonds
5.375%, 02/01/36 250,000 289,430
Kentucky Turnpike Authority
Series B
Revenue Bonds
5.000%, 07/01/26 160,000 193,991
Louisville and Jefferson County
Metropolitan Sewer District
Series A
Revenue Bonds
5.000%, 05/15/28 410,000 415,670
Louisville/Jefferson County Metropolitan
Government, Series A
Revenue Bonds
5.000%, 10/01/30 290,000 353,623
4.000%, 10/01/35 235,000 269,700
Total Kentucky 1,522,414
Louisiana 0.4%
Louisiana Public Facilities Authority
Revenue Bonds
5.000%, 06/01/27 140,000 157,798
State of Louisiana
5.000% 08/01/25, Series C 120,000 137,159
5.000% 08/01/27, Series B 100,000 122,423
Total Louisiana 417,380
Maine 0.1%
Maine State Housing Authority
Series B
Revenue Bonds
3.450%, 11/15/34 100,000 105,559
Maryland 2.5%
County of Frederick
Series A
Revenue Bonds
5.000%, 09/01/32
(b)
75,000 85,549
County of Howard
Series B
5.000%, 02/15/28 225,000 280,926
County of Montgomery, Series A
5.000%, 11/01/26 150,000 185,588
5.000%, 11/01/28 150,000 173,332
Maryland Community Development
Administration
Series B
Revenue Bonds
0.900%, 03/01/27 250,000 250,394
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Maryland Health & Higher Educational
Facilities Authority
Revenue Bonds
4.000% 07/01/35 100,000 113,015
4.000% 07/01/41 165,000 186,442
5.000% 08/15/41, Series A 100,000 109,024
Maryland Stadium Authority
Revenue Bonds
5.000%, 05/01/34 100,000 125,414
Maryland Water Quality Financing
Administration Revolving Loan Fund
Revenue Bonds
2.800%, 03/01/26 150,000 160,068
3.000%, 03/01/30 310,000 331,855
State of Maryland, Series A
5.000%, 03/15/26 150,000 182,125
5.000%, 03/15/29 230,000 296,033
5.000%, 08/01/29 275,000 347,465
5.000%, 08/01/30 120,000 159,280
Total Maryland 2,986,510
Massachusetts 2.8%
Commonwealth of Massachusetts, Series
A
5.000%, 07/01/28 200,000 244,294
5.000%, 03/01/29 150,000 197,742
5.000%, 07/01/30 160,000 188,659
Massachusetts Department of
Transportation
Series A
Revenue Bonds
0.000%, 01/01/28
(a)
435,000 406,525
Massachusetts Development Finance
Agency
Revenue Bonds
5.000% 10/01/24 150,000 167,496
5.000% 07/01/31, Series S-1 200,000 254,044
5.000% 07/01/36, Series I 150,000 179,814
5.000% 07/01/36, Series K 150,000 190,744
4.000% 07/01/38, Series K 150,000 171,428
4.000% 07/01/40 200,000 237,788
5.000% 07/01/41, Series I 250,000 295,940
5.000% 07/01/44, Series A 200,000 246,920
Massachusetts Port Authority
Series A
Revenue Bonds
5.000%, 07/01/36 250,000 318,298
Massachusetts Transportation Trust Fund
Metropolitan Highway System Revenue
Series A
Revenue Bonds
5.000%, 01/01/32 150,000 191,844
Total Massachusetts 3,291,536
Michigan 2.8%
Detroit City School District
Series A
5.000%, 05/01/27 180,000 186,441
Flint Hospital Building Authority
Revenue Bonds
4.000%, 07/01/41 185,000 207,744

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
July 31, 2021 (Unaudited)
| 5
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Great Lakes Water Authority Water Supply
System Revenue
Revenue Bonds
5.000% 07/01/26, Series C 305,000 370,770
5.000% 07/01/28, Series A 200,000 257,002
Michigan Finance Authority
Revenue Bonds
3.125% 12/01/35, Series A 100,000 111,646
5.000% 11/15/41 300,000 361,626
3.250% 11/15/42 150,000 162,492
5.000% 12/01/42, Series A-MI 350,000 433,541
4.000% 02/15/44, Series A 155,000 181,626
5.000% 11/01/44, Series A 150,000 175,306
Michigan State Building Authority, Series I
Revenue Bonds
5.000%, 10/15/27 200,000 253,770
5.000%, 04/15/32 155,000 184,171
Michigan State Housing Development
Authority
Series C
Revenue Bonds
3.900%, 12/01/33 175,000 195,347
State of Michigan
Revenue Bonds
5.000%, 03/15/26 225,000 272,439
Total Michigan 3,353,921
Minnesota 0.9%
City of Apple Valley
Series A
Revenue Bonds
4.250%, 01/01/37 260,000 244,124
City of Maple Grove
Revenue Bonds
4.000%, 05/01/37 100,000 113,398
City of Minneapolis
Series A
Revenue Bonds
6.000%, 07/01/43 100,000 106,790
City of St Cloud
Series A
Revenue Bonds
4.000%, 05/01/37 145,000 163,506
Duluth Housing & Redevelopment
Authority, Series A
Revenue Bonds
5.000%, 11/01/33 100,000 116,823
5.000%, 11/01/48 100,000 111,241
Minneapolis-St Paul Metropolitan Airports
Commission
Series A
Revenue Bonds
5.000%, 01/01/27 155,000 191,878
Total Minnesota 1,047,760
Mississippi 0.5%
Mississippi Development Bank
Series A
Revenue Bonds
5.000%, 08/01/25 270,000 319,035
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Mississippi Home Corp.
Series A
Revenue Bonds
1.950%, 06/01/32 200,000 204,306
State of Mississippi
Series C
5.000%, 10/01/26 100,000 119,395
Total Mississippi 642,736
Missouri 1.0%
Health & Educational Facilities Authority of
the State of Missouri
Revenue Bonds
4.000%, 11/15/42 510,000 546,123
Lees Summit Industrial Development
Authority
Series A
Revenue Bonds
5.000%, 08/15/32 150,000 165,604
Missouri Joint Municipal Electric Utility
Commission, Series A
Revenue Bonds
4.000%, 12/01/32 200,000 232,114
4.000%, 12/01/33 120,000 139,145
St Louis County Industrial Development
Authority
Revenue Bonds
5.000%, 09/01/32 100,000 116,225
Total Missouri 1,199,211
Nebraska 0.3%
Public Power Generation Agency
Series A
Revenue Bonds
5.000%, 01/01/28 300,000 344,820
New Jersey 11.0%
New Jersey Economic Development
Authority
Revenue Bonds
4.000% 11/01/25, Series B 200,000 225,314
5.000% 03/01/26, Series NN 260,000 279,614
4.375% 06/15/27, Series XX 120,000 135,578
5.500% 09/01/27, Series N-1 120,000 154,157
5.500% 06/15/29, Series BBB 195,000 242,828
5.000% 03/01/30, Series NN 585,000 628,267
4.000% 06/15/30, Series PP 150,000 165,036
5.000% 06/15/30, Series B 210,000 267,571
3.125% 07/01/31, Series A 145,000 159,748
5.000% 06/15/32, Series EEE 175,000 220,747
6.000% 07/01/32, Series A 200,000 207,076
4.000% 06/15/34, Series QQQ 350,000 424,291
5.000% 06/15/34, Series WW 300,000 348,516
4.000% 07/01/34, Series A 315,000 356,544
5.000% 06/15/35, Series WW 270,000 313,392
New Jersey Health Care Facilities
Financing Authority
Series A
Revenue Bonds
4.000%, 07/01/32 225,000 261,830

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
July 31, 2021 (Unaudited)
6 |
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
New Jersey Housing & Mortgage Finance
Agency
Series D
Revenue Bonds
4.000%, 04/01/25 225,000 249,021
New Jersey Transportation Trust Fund
Authority
Revenue Bonds
0.000% 12/15/25, Series C
(a)
180,000 171,545
0.000% 12/15/26, Series C
(a)
210,000 199,032
5.000% 06/15/27, Series A-1 110,000 131,740
0.000% 12/15/27, Series A
(a)
300,000 273,552
0.000% 12/15/27, Series C
(a)
250,000 232,397
5.000% 06/15/28, Series A-1 240,000 287,074
0.000% 12/15/28, Series A
(a)
335,000 298,214
5.000% 06/15/29, Series BB-1 245,000 313,686
0.000% 12/15/29, Series A
(a)
450,000 389,750
5.000% 06/15/30, Series A 270,000 320,213
0.000% 12/15/30, Series C
(a)
225,000 189,724
5.000% 06/15/31, Series BB 115,000 145,673
5.000% 06/15/32, Series D 225,000 257,832
5.250% 06/15/32, Series C 270,000 311,645
0.000% 12/15/32, Series A
(a)
595,000 477,089
5.000% 12/15/32, Series A 430,000 541,568
5.000% 06/15/33, Series A 400,000 530,812
5.000% 06/15/34, Series 2014 250,000 330,415
0.000% 12/15/34, Series A
(a)
130,000 99,137
0.000% 12/15/34, Series A
(a)
135,000 102,916
0.000% 12/15/34, Series C
(a)
250,000 196,000
4.750% 06/15/35, Series AA 200,000 230,242
5.000% 06/15/36, Series AA 120,000 130,034
New Jersey Turnpike Authority
Revenue Bonds
5.250% 01/01/30, Series A 170,000 230,436
5.000% 01/01/31, Series E 595,000 701,896
4.000% 01/01/33, Series G 225,000 267,552
5.000% 01/01/33, Series A 100,000 112,972
5.000% 01/01/33, Series B 170,000 213,698
5.000% 01/01/34, Series A 145,000 177,740
5.000% 01/01/34, Series E 395,000 453,898
Total New Jersey 12,958,012
New York 17.1%
Brooklyn Arena Local Development Corp.
Series A
Revenue Bonds
3.000%, 07/15/36 150,000 159,630
Broome County Local Development Corp.
Revenue Bonds
3.000%, 04/01/45 200,000 214,378
City of New York
5.000% 08/01/22, Series C 200,000 209,798
5.000% 08/01/25, Series C 150,000 178,051
5.000% 08/01/25, Series E 110,000 118,093
5.000% 08/01/25, Series J 115,000 126,204
5.000% 08/01/27, Series C-1 175,000 220,621
5.000% 08/01/28, Series A 200,000 236,610
5.000% 08/01/28, Series C 150,000 180,442
5.000% 08/01/28, Series E 350,000 375,547
5.000% 08/01/29, Series A-1 200,000 264,682
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Long Island Power Authority
Revenue Bonds
0.000% 06/01/28
(a)
220,000 203,636
5.000% 09/01/28 125,000 162,064
5.250% 09/01/29, Series C 140,000 185,051
5.000% 09/01/34 115,000 146,647
5.000% 09/01/37, Series A 250,000 329,550
Metropolitan Transportation Authority
Revenue Bonds
5.000% 11/15/26, Series A2 275,000 335,896
5.000% 11/15/28, Series C-1 275,000 347,655
5.000% 11/15/31, Series C-1 365,000 457,542
4.000% 11/15/32, Series D 400,000 418,536
5.000% 11/15/32, Series D 455,000 568,605
5.000% 11/15/33, Series D-1 450,000 529,812
4.000% 11/15/35, Series C-1 215,000 252,354
5.000% 11/15/35, Series B 150,000 181,317
New York City Housing Development Corp.
Series G-2-A (Mandatory Put 12/31/21)
Revenue Bonds
2.000%, 11/01/57 30,000 30,132
New York City Industrial Development
Agency
Series A
Revenue Bonds
2.000%, 01/01/38 250,000 248,702
New York City Water & Sewer System
Revenue Bonds
5.000% 06/15/27, Series FF 200,000 236,174
5.000% 06/15/27, Series GG 175,000 206,652
5.000% 06/15/28, Series BB-2 175,000 219,649
5.000% 06/15/28, Series EE 145,000 164,874
5.000% 06/15/28, Series HH 125,000 147,496
5.000% 06/15/29, Series AA-2 125,000 165,838
5.000% 06/15/29, Series EE 490,000 584,345
5.000% 06/15/29, Series FF 140,000 165,067
5.000% 06/15/29, Series GG 150,000 176,857
5.000% 06/15/30, Series AA-2 145,000 196,507
5.000% 06/15/30, Series EE 125,000 169,399
5.000% 06/15/30, Series GG-1 150,000 203,283
New York State Dormitory Authority, Series
A
Revenue Bonds
5.000%, 07/01/26 160,000 195,021
5.000%, 10/01/26 150,000 183,509
5.000%, 07/01/28 250,000 313,205
5.000%, 10/01/29 110,000 138,182
5.000%, 05/01/33 400,000 464,500
5.000%, 07/01/33 400,000 500,769
5.000%, 08/01/33 110,000 137,142
5.000%, 07/01/34 450,000 551,674
4.000%, 10/01/34 200,000 244,310
5.000%, 07/01/35 150,000 176,494
New York State Environmental Facilities
Corp.
Revenue Bonds
5.000% 06/15/27, Series A 500,000 619,852
5.000% 06/15/29 150,000 170,345

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
July 31, 2021 (Unaudited)
| 7
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
New York State Housing Finance Agency
Series E
Revenue Bonds
1.100%, 05/01/26 150,000 151,431
New York State Thruway Authority
Revenue Bonds
5.000% 01/01/29, Series B 200,000 258,892
5.000% 01/01/30, Series K 470,000 543,405
4.000% 01/01/38, Series B 150,000 180,190
New York Transportation Development
Corp.
Revenue Bonds
5.000% 01/01/31 200,000 249,346
3.000% 08/01/31 250,000 270,654
5.000% 12/01/32, Series A 180,000 236,221
5.000% 01/01/34 150,000 183,693
5.000% 10/01/35 200,000 260,102
5.000% 01/01/36 150,000 183,373
5.000% 10/01/40 125,000 160,626
4.000% 12/01/42, Series C 160,000 191,367
Port Authority of New York & New Jersey
Revenue Bonds
5.000% 09/15/25, Series 207 115,000 135,962
5.000% 09/15/27, Series 207 215,000 269,055
5.000% 09/15/29, Series 207 550,000 695,690
5.000% 07/15/31, Series 209 300,000 386,007
3.250% 05/01/33, Series 189 125,000 137,229
5.000% 10/15/33, Series 194 265,000 314,775
5.000% 07/15/35, Series 222 200,000 264,880
State of New York Mortgage Agency
Revenue Bonds
3.550% 04/01/27, Series 214 150,000 171,718
1.900% 10/01/31, Series 233 250,000 252,613
Triborough Bridge & Tunnel Authority
Revenue Bonds
5.000% 11/15/26, Series A 175,000 190,153
5.000% 11/15/27, Series B 180,000 191,101
0.000% 11/15/29, Series A
(a)
100,000 90,033
5.000% 11/15/31, Series A 485,000 585,405
5.000% 11/15/31, Series B 200,000 248,814
4.000% 11/15/37, Series D 350,000 430,230
Total New York 20,245,664
North Carolina 0.8%
County of New Hanover
Revenue Bonds
5.000%, 10/01/29 230,000 292,082
North Carolina Medical Care Commission
Series A
Revenue Bonds
5.000%, 10/01/31 230,000 241,333
North Carolina Municipal Power Agency
No 1
Series A
Revenue Bonds
5.000%, 01/01/28 140,000 166,523
North Carolina Turnpike Authority
Revenue Bonds
5.000%, 01/01/35 145,000 185,482
Total North Carolina 885,420
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
North Dakota 0.5%
North Dakota Housing Finance Agency
Revenue Bonds
2.250% 01/01/25, Series A 175,000 184,840
2.750% 07/01/27, Series A 185,000 202,706
3.550% 07/01/33, Series D 180,000 195,648
Total North Dakota 583,194
Ohio 3.2%
City of Columbus
Series 1
5.000%, 07/01/25 100,000 118,509
City of Columbus OH Sewerage Revenue
Revenue Bonds
5.000%, 06/01/29 350,000 425,722
County of Allen OH Hospital Facilities
Revenue
Series A
Revenue Bonds
5.000%, 11/01/43 115,000 130,743
Ohio Housing Finance Agency
Series K
Revenue Bonds
3.200%, 09/01/36 100,000 105,151
Ohio Turnpike & Infrastructure
Commission, Series A-4
Revenue Bonds
0.000%, 02/15/34
(a)
285,000 362,534
0.000%, 02/15/35
(a)
150,000 200,042
Ohio Water Development Authority, Series
A
Revenue Bonds
5.000%, 06/01/25 335,000 395,525
5.000%, 06/01/29 380,000 498,811
5.000%, 12/01/30 325,000 394,007
Ohio Water Development Authority Water
Pollution Control Loan Fund
Revenue Bonds
5.000%, 06/01/23 200,000 218,122
Southeastern Ohio Port Authority
Revenue Bonds
5.500%, 12/01/43 135,000 147,798
State of Ohio
Revenue Bonds
3.250% 01/01/35, Series A 130,000 146,014
3.250% 01/01/37, Series A 140,000 156,248
4.000% 01/01/46, Series B 405,000 475,231
Total Ohio 3,774,457
Oklahoma 1.0%
Grand River Dam Authority, Series A
Revenue Bonds
5.000%, 06/01/28 185,000 227,522
5.000%, 06/01/30 200,000 245,478
5.000%, 06/01/31 200,000 245,246
Norman Regional Hospital Authority
Revenue Bonds
4.000%, 09/01/37 150,000 167,738
Oklahoma Development Finance Authority
Series B
Revenue Bonds
5.000%, 08/15/38 100,000 122,332

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
July 31, 2021 (Unaudited)
8 |
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Oklahoma Turnpike Authority
Series A
Revenue Bonds
3.750%, 01/01/33 100,000 113,690
Total Oklahoma 1,122,006
Oregon 0.2%
Salem Hospital Facility Authority
Series A
Revenue Bonds
5.000%, 05/15/34 200,000 256,512
Pennsylvania 7.2%
Allegheny County Hospital Development
Authority, Series A
Revenue Bonds
5.000%, 04/01/35 150,000 187,647
4.000%, 07/15/39 370,000 439,530
4.000%, 04/01/44 200,000 231,454
Allentown Neighborhood Improvement
Zone Development Authority
Revenue Bonds
5.000%, 05/01/42
(b)
100,000 118,912
Berks County Industrial Development
Authority
Revenue Bonds
3.750%, 11/01/42 120,000 120,845
Berks County Municipal Authority (The)
Series A
Revenue Bonds
5.000%, 11/01/40 100,000 101,142
Chambersburg Area Municipal Authority
Revenue Bonds
5.500%, 10/01/33 150,000 167,687
Chester County Health and Education
Facilities Authority
Revenue Bonds
4.250% 11/01/32 100,000 94,711
4.000% 09/01/41, Series A 200,000 240,894
City of Philadelphia PA Airport Revenue
Revenue Bonds
5.000%, 07/01/36 250,000 327,180
Commonwealth of Pennsylvania
5.000% 01/01/26, Series 1 260,000 312,650
5.000% 01/01/28, Series 1 175,000 216,689
5.000% 09/15/28, Series 2 200,000 245,322
5.000% 03/15/29, Series 1 200,000 233,412
5.000% 03/15/31, Series 1 340,000 396,212
Cumberland County Municipal Authority
Revenue Bonds
4.000%, 01/01/33 110,000 120,936
Dauphin County General Authority
Revenue Bonds
5.000%, 10/15/34
(b)
100,000 118,029
Delaware Valley Regional Finance Authority
Revenue Bonds
5.700% 07/01/27, Series B 110,000 141,141
5.500% 08/01/28, Series A 430,000 563,227
5.750% 07/01/32 100,000 144,701
Geisinger Authority
Series A-2
Revenue Bonds
5.000%, 02/15/39 375,000 459,416
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Hospitals & Higher Education Facilities
Authority of Philadelphia (The)
Revenue Bonds
5.000% 07/01/33 100,000 117,730
5.625% 07/01/42, Series A 200,000 207,780
Montgomery County Industrial
Development Authority
Series A
Revenue Bonds
4.500%, 01/15/32 200,000 225,034
Pennsylvania Economic Development
Financing Authority
Series A
Revenue Bonds
6.400%, 12/01/38 100,000 99,661
Pennsylvania Housing Finance Agency
Revenue Bonds
3.650% 10/01/32, Series 122 250,000 274,043
3.550% 10/01/33, Series 127B 365,000 401,255
Pennsylvania Turnpike Commission
Revenue Bonds
5.000% 06/01/28, Series B 250,000 303,462
5.000% 06/01/28, Series B-2 200,000 249,902
6.000% 12/01/30, Series E 100,000 130,418
6.250% 06/01/33, Series C 190,000 240,525
Philadelphia Authority For Industrial
Development
Revenue Bonds
5.000% 10/01/27 300,000 374,604
5.000% 04/01/33, Series 2015 225,000 260,152
5.000% 09/01/42, Series A 200,000 242,009
Pittsburgh Water & Sewer Authority
Series A
Revenue Bonds
5.000%, 09/01/26 130,000 157,923
Redevelopment Authority of the City of
Philadelphia
Series A
Revenue Bonds
5.000%, 04/15/31 250,000 289,387
Total Pennsylvania 8,555,622
Rhode Island 0.1%
Rhode Island Commerce Corp.
Series B
Revenue Bonds
5.000%, 06/15/31 100,000 120,651
South Carolina 0.7%
Charleston Educational Excellence Finance
Corp.
Revenue Bonds
5.000%, 12/01/26 250,000 277,487
Piedmont Municipal Power Agency
Series A-2
Revenue Bonds
0.000%, 01/01/29
(a)
120,000 108,514
South Carolina Jobs-Economic
Development Authority, Series A
Revenue Bonds
5.000%, 05/01/32 190,000 237,863
5.000%, 05/01/43 200,000 246,538
Total South Carolina 870,402

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
July 31, 2021 (Unaudited)
| 9
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
South Dakota 0.3%
South Dakota Health & Educational
Facilities Authority
Revenue Bonds
5.000%, 07/01/35 180,000 223,418
4.000%, 07/01/37 150,000 174,304
Total South Dakota 397,722
Tennessee 0.8%
Chattanooga Health Educational &
Housing Facility Board
Series A-1
Revenue Bonds
4.000%, 08/01/36 105,000 124,320
City of Memphis, Series A
5.000%, 04/01/25 250,000 293,012
5.000%, 04/01/26 245,000 286,660
Memphis-Shelby County Industrial
Development Board
Series B
Revenue Bonds
5.000%, 11/01/30 150,000 182,184
Total Tennessee 886,176
Texas 8.7%
Austin Convention Enterprises, Inc.
Series B
Revenue Bonds
5.000%, 01/01/32 250,000 275,400
Central Texas Turnpike System
Revenue Bonds
0.000% 08/15/28, Series A
(a)
150,000 139,508
0.000% 08/15/29, Series A
(a)
150,000 135,817
5.000% 08/15/33, Series C 225,000 254,718
City of Austin TX Airport System Revenue
Revenue Bonds
5.000%, 11/15/27 200,000 229,716
City of Dallas
5.000%, 02/15/26 230,000 257,591
City of Houston
Series A
5.000%, 03/01/26 355,000 427,750
City of Houston TX Combined Utility
System Revenue
Series B
Revenue Bonds
5.000%, 11/15/27 130,000 160,412
City of Longview TX Waterworks & Sewer
System Revenue
Revenue Bonds
3.000%, 03/01/25 225,000 246,681
City of San Antonio TX Electric & Gas
Systems Revenue
Revenue Bonds
5.000%, 02/01/27 220,000 272,923
Dallas Fort Worth International Airport
Series A
Revenue Bonds
5.250%, 11/01/30 225,000 248,762
Fort Bend Independent School District
5.000%, 08/15/29 375,000 470,243
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Harris County Cultural Education Facilities
Finance Corp.
Revenue Bonds
5.000%, 11/15/29 155,000 194,590
Harris County-Houston Sports Authority
Series A-3
Revenue Bonds
0.000%, 11/15/32
(a)
200,000 115,728
Lower Colorado River Authority
Revenue Bonds
5.000%, 05/15/35 350,000 448,455
New Hope Cultural Education Facilities
Finance Corp.
Series A
Revenue Bonds
4.000%, 08/15/40 225,000 257,196
North Texas Municipal Water District Water
System Revenue
Revenue Bonds
5.000%, 09/01/28 250,000 296,235
North Texas Tollway Authority
Revenue Bonds
5.000% 01/01/27, Series A 530,000 616,556
0.000% 01/01/28, Series D
(a)
230,000 215,822
5.000% 01/01/29, Series A 250,000 299,025
5.000% 01/01/29, Series B 325,000 376,002
0.000% 01/01/30, Series D
(a)
425,000 379,763
0.000% 01/01/34, Series D
(a)
295,000 236,151
Northeast Higher Education Finance Corp.
Series B
Revenue Bonds
5.000%, 08/15/40 110,000 121,142
Round Rock Independent School District
Series A
5.000%, 08/01/30 100,000 132,411
San Antonio Water System, Series A
Revenue Bonds
5.000%, 05/15/29 150,000 181,881
5.000%, 05/15/30 400,000 484,588
5.000%, 05/15/31 155,000 187,609
2.625%, 05/01/49 (Mandatory Put
05/01/24) 300,000 320,112
State of Texas, Series A
5.000%, 10/01/27 165,000 189,700
5.000%, 10/01/29 125,000 148,710
Tarrant County Cultural Education Facilities
Finance Corp.
Revenue Bonds
5.000% 07/01/32, Series B 120,000 152,089
5.000% 05/15/37 100,000 109,551
Tarrant Regional Water District Water
Supply System Revenue
Revenue Bonds
5.000%, 03/01/29 225,000 262,222
Texas Water Development Board
Revenue Bonds
5.000% 10/15/23, Series B 250,000 276,963
5.000% 04/15/27, Series A 425,000 533,099
5.000% 04/15/28, Series A 155,000 197,123
5.000% 10/15/28, Series A 200,000 257,996

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
July 31, 2021 (Unaudited)
10 |
Notes to Portfolio of Investments
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.000% 10/15/30, Series A 150,000 178,702
Total Texas 10,288,942
Utah 0.1%
City of Salt Lake City UT Airport Revenue
Series A
Revenue Bonds
5.000%, 07/01/30 100,000 126,312
Virginia 0.6%
Fairfax County Industrial Development
Authority
Series A
Revenue Bonds
5.000%, 05/15/44 225,000 252,031
Virginia Resources Authority Clean Water
Revolving Fund
Series B
Revenue Bonds
4.000%, 10/01/27 185,000 206,586
Virginia Small Business Financing
Authority
Revenue Bonds
5.250%, 10/01/29 165,000 190,087
Total Virginia 648,704
Washington 2.4%
Port of Seattle
Revenue Bonds
5.000%, 04/01/36 200,000 250,561
State of Washington
5.000% 07/01/23, Series
R-2012C 225,000 235,116
5.000% 07/01/28, Series
R-2015-C 150,000 174,093
5.000% 07/01/29, Series B 100,000 120,092
5.000% 07/01/30, Series
R-2015E 200,000 231,840
Washington Health Care Facilities Authority
Revenue Bonds
5.000% 08/15/31 170,000 207,784
5.000% 08/01/38, Series A-2 150,000 193,505
5.000% 10/01/38, Series D 350,000 397,883
5.000% 08/15/45, Series A 200,000 233,102
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.000% 09/01/45 300,000 385,014
Washington State Convention Center
Public Facilities District
Revenue Bonds
5.000%, 07/01/32 200,000 256,422
Washington State Housing Finance
Commission
Series A
Revenue Bonds
5.000%, 01/01/34
(b)
100,000 115,404
Total Washington 2,800,816
West Virginia 0.1%
West Virginia Economic Development
Authority
Series A
Revenue Bonds
5.000%, 06/01/29 150,000 155,859
Wisconsin 0.8%
Public Finance Authority, Series A
Revenue Bonds
5.000%, 06/01/40 200,000 238,714
4.000%, 01/01/45 200,000 232,482
State of Wisconsin
5.000% 11/01/23, Series 3 170,000 180,441
5.000% 05/01/27 100,000 117,375
Wisconsin Health & Educational Facilities
Authority
Series B
Revenue Bonds
4.250%, 07/01/33 200,000 204,262
Total Wisconsin 973,274
Total Municipal Bonds
(Cost $110,071,976) 114,899,287
Money Market Funds 0 .2%
Shares Value ($)
Dreyfus AMT-Free Tax Exempt Cash
Management- Institutional Shares
0.010%
(c)
215,379 215,357
Total Money Market Funds
(Cost $215,357) 215,357
Total Investments in Securities
(Cost $110,287,333) 115,114,644
Other Assets & Liabilities, Net 2,990,755
Net Assets 118,105,399
(a) Zero coupon bond.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as
Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2021, the total value of these securities amounted to
$616,932, which represents 0.52% of total net assets.
(c) The rate shown is the seven-day current annualized yield at July 31, 2021.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

3QT303_10_L01_(09/21)
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